INTEREST AND FINANCING SERVICE FEE ON LOANS	12 Months Ended
Dec. 31, 2018
Interest and Fee Income, Loans, Commercial [Abstract]
INTEREST AND FINANCING SERVICE FEE ON LOANS
18.	INTEREST AND FINANCING SERVICE FEE ON LOANS

Interest and financing service fees on loans, which include financing service fee on loans, are recognized in the consolidated statements of comprehensive income using the effective interest method. Interest income on loans which is recognized with contractual interest rate were RMB1,022,891,039, RMB3,154,190,318 and RMB4,150,727,434 for the year ended December 31,2016, 2017 and 2018, respectively. Financing service fee on loans, are deferred and amortized over the contractual life of the related loans utilizing the effective interest method. Financing service fee on loans were RMB219,237,485, RMB251,920,274 and RMB128,092,934 for the year ended December 31, 2016, 2017 and 2018, respectively.